Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Basis of presentation
a)	Basis of presentation

These consolidated financial statements for the years ended January 31, 2019 and 2018 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). On February 1, 2018, the Company adopted IFRS 15 “Revenue from contracts with customers” (“IFRS 15”) and IFRS 9 “Financial instruments” (“IFRS 9”) as described in note 31. The comparative figures have been restated to reflect the adoption of these two new standards.

These consolidated financial statements have been prepared on a historical cost basis except for certain transactions that are measured using a different basis as explained below in this significant accounting policies section.

On March 21, 2019, the Board of Directors of the Company approved these consolidated financial statements for the years ended January 31, 2019 and 2018.

Basis of consolidation
b)	Basis of consolidation

These consolidated financial statements include the financial statements of BRP and its subsidiaries. BRP controls all of its subsidiaries that are wholly owned through voting equity interests, except for Regionales Innovations Centrum GmbH in Austria for which a non-controlling interest of 25% is recorded upon consolidation and BRP Commerce & Trade Co. Ltd in China for which a non-controlling interest of 20% is recorded upon consolidation. BRP is also part of a joint venture located in Austria, RIC TECH GmbH, for which BRP owns 58% of the voting equity interests.

The most significant subsidiaries of BRP included in these consolidated financial statements are as follows:

●	Bombardier Recreational Products Inc., located in Canada;
●	BRP US Inc., located in the United States;
●	BRP-Rotax GmbH & Co. KG, located in Austria;
●	BRP European Distribution SA, located in Switzerland, and
●	BRP Finland Oy, located in Finland.

All inter-company transactions and balances have been eliminated upon consolidation.

Foreign currencies
c)	Foreign currencies

The consolidated financial statements of the Company are presented in Canadian dollars, the currency of the primary economic environment (“functional currency”) in which it operates. The functional currency of foreign operations is their local currency, corresponding to the currency in which the majority of their third-party transactions are denominated.

Transactions in foreign currency

For the purpose of preparing financial statements, the Company applies the following procedures on transactions and balances in currencies other than their functional currency. Monetary items are translated using exchange rates in effect at the statement of financial position date and non-monetary items are translated using exchange rates prevailing at the transaction date. Revenues and expenses (other than depreciation, which is translated at the same exchange rates as the related assets) are translated using exchange rates in effect on the transaction dates or at the average exchange rates of the period. Translation gains or losses are recorded in the consolidated statement of net income.

Consolidation of foreign operations

All assets and liabilities of foreign operations are translated into Canadian dollars at exchange rates in effect at the statement of financial position date. Revenues and expenses are translated at the average exchange rates for the period. The Company’s gains and losses on translation of foreign operations are recognized in other comprehensive income and accumulated in equity until the Company no longer controls the foreign operation. At that time, gains or losses on translation accumulated in equity are entirely reclassified to net income.

Inventory valuation
d)	Inventory valuation

Materials and work in progress, finished products and parts and accessories are valued at the lower of weighted average cost or net realizable value. The cost of work in progress and finished products manufactured by the Company includes the cost of materials, direct labour and directly attributable manufacturing overhead. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to complete the sale.

Inventories are written down to net realizable value when the cost of inventories is determined to be not fully recoverable. When the circumstances that previously caused inventories to be written down no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of write-down is reversed.

Property, plant and equipment
e)	Property, plant and equipment

Property, plant and equipment includes land, building, equipment and tooling held for use in the development, production and distribution activities or for administrative purposes. They are stated at cost less accumulated depreciation and accumulated impairment charges.

The cost of an item of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating, which also includes the borrowing costs incurred during the construction.

Property, plant and equipment is depreciated, with the exception of land, using the straight-line method over their estimated useful lives. If an item of property, plant and equipment is composed of significant components having different estimated useful lives, depreciation is calculated on a component basis using the straight-line method over their respective useful lives. The Company’s estimated useful lives per category are the following:

Tooling	3 to 7 years
Equipment	3 to 20 years
Building	10 to 60 years

Depreciation of assets under development begins when they are ready for their intended use.

The estimated useful lives, residual values and depreciation methods are reviewed at each year-end, with the effect of any changes in estimates accounted for on a prospective basis.

Fully depreciated building, equipment and tooling are retained in the cost and accumulated depreciation accounts until such assets are removed from service. In the case of disposals, cost and related accumulated depreciation amounts are removed from the consolidated statement of financial position, and the net amounts, less proceeds from disposal, is recorded in the consolidated statement of net income.

At the end of each reporting period, the Company reviews the carrying amounts of its property, plant and equipment in order to determine if there is any indication that those assets may be impaired. If any such indication exists, an impairment test is performed as described below in paragraph g).

Intangible assets
f)	Intangible assets

Goodwill represents the excess of the purchase price of businesses acquired over the fair value of the net assets acquired. Goodwill is systematically tested for impairment as at January 31 or more frequently if events or circumstances indicate that it might be impaired. Goodwill is tested for impairment at the cash generating unit (“CGU”) level representing the lowest level at which management monitors it.

Trademarks are carried at cost and are not depreciated due to their indefinite expected useful lives for the Company. The assessment of indefinite expected useful lives is reviewed at each year-end. Trademarks are systematically tested for impairment as at January 31 or more frequently if events or circumstances indicate that they might be impaired. Trademarks are tested for impairment with the CGU to which they relate.

Software and licences, dealer networks and customer relationships are carried at cost and are depreciated on a straight-line basis over their estimated useful lives, which are as follows:

Software and licences	3 to 5 years
Dealer networks	5 to 20 years
Customer relationships	10 to 15 years

At the end of each reporting period, the Company reviews the carrying amounts of its software and licences, dealer networks and customer relationships in order to determine if there is any indication that those assets may be impaired. If any such indication exists, an impairment test is performed as described below in paragraph g).

Expenditures related to research and development activities are recognized as expense in the period in which they are incurred, except for development activities if specific criteria for capitalization as intangible assets are met.

Impairment of property, plant and equipment and intangible assets
g)	Impairment of property, plant and equipment and intangible assets

An asset is impaired when its carrying amount is above its recoverable amount. The recoverable amount is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. In that case, the asset is assessed for impairment within a CGU, representing the lowest level of assets for which there are separately identifiable cash inflows. The recoverable amount of an asset or a CGU is the higher of its fair value less costs of disposal and its value in use. Value in use is determined using a discounted future net cash flows approach. Fair value less costs of disposal reflects the amount the Company could obtain from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. If there is no active market for the asset, the fair value is assessed by using appropriate valuations models dependent on the nature of the asset or CGU, such as discounted cash flow models. The impairment charge recorded in the consolidated statement of net income is the difference between the carrying amount and the recoverable amount.

At the end of each reporting period, the Company reviews the carrying amount of assets (excluding goodwill) or CGU impaired in previous periods in order to determine if there is any indication that its recoverable amount has increased. If any such indication exists, an impairment test is performed and the impairment recovery is recorded in the consolidated statement of net income up to the carrying amount that would have existed had the impairment charge never been recorded in prior years.

Financial instruments
h)	Financial instruments

A financial instrument is any contract that gives rise to a financial asset for one party and a financial liability or equity for another party. Financial instruments are initially recorded at fair value when the Company becomes a party to the transaction and are subsequently revalued at fair value or amortized cost at the end of each reporting period depending on their classification.

When the Company acquires or issues a financial instrument that is not recorded at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issuance are incorporated in the carrying amount and amortized in the consolidated statement of net income using the effective interest rate method. When the Company acquires or issues a financial instrument measured at fair value through profit or loss, all transaction costs are expensed as incurred.

A modification of financial liabilities that includes a prepayment option at par with no break costs is equivalent to an extinguishment. When a modification is accounted for as an extinguishment, the original financial instrument is derecognized, including any unamortized transaction costs and any costs or fees incurred related to the modification, and the new instrument arising from the modification is recognized at fair value.

Financial assets and financial liabilities other than derivatives

At the end of each reporting period, financial assets and financial liabilities that are not derivatives are measured at fair value or amortized cost using the effective interest method depending on the following classification:

●	Restricted investments are measured at fair value through other comprehensive income at the end of each reporting period.
●	Cash and trade and other receivables are measured at amortized cost at the end of each reporting period.
●	Revolving credit facilities, trade payables and accruals, other financial liabilities and long-term debt (excluding finance leases) are measured at amortized cost at the end of each reporting period.

Derivative financial instruments

Derivative financial instruments are financial assets or financial liabilities recorded at fair value through profit or loss. They are measured at fair value at the end of each reporting period including those derivatives that are embedded in financial and non-financial contracts that are not closely related to the host contract.

In the consolidated statement of net income, changes in fair value of derivatives used to manage foreign exchange exposure on working capital elements are recorded in other operating expenses.

Derivative financial instruments under cash flow hedge accounting

The Company applies cash flow hedge accounting when forecasted cash flows are highly probable to occur and all other cash flow hedge criteria are met. The effective portion of the change of fair value of derivative financial instruments designated as hedging items under the cash flow hedge model is recorded in other comprehensive income and accumulated in equity until the hedged transaction is recognized in the consolidated statement of net income. The ineffective portion is recognized in the consolidated statement of net income at each period end. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be effective in offsetting the cash flows of the respective hedged items during the period for which the hedge is designated.

If a derivative financial instrument accounted for using the cash flow hedge model has been settled prior to maturity or the hedge relationship is no longer meeting cash flow hedge criteria, accumulated gains or losses associated with the derivative financial instrument remain in equity as long as the underlying hedged transaction is expected to occur and are recognized in the consolidated statement of net income in the period in which the underlying hedged transaction is recognized in the consolidated statement of net income. In the event that the underlying hedged transaction is settled prior to maturity or is not expected to occur anymore, gains or losses accumulated in equity at this date are immediately reclassified in the consolidated statement of net income. Gains or losses related to derivative financial instruments accounted for using the cash flow hedge model are recorded in the same category as the hedged item in the consolidated statement of net income.

Derecognition of receivables
i)	Derecognition of receivables

Receivables are derecognized from the consolidated statement of financial position only when the Company’s contractual rights to the cash flows expire or when the Company has transferred to a third party substantially all the risks and rewards on receivables sold.

Dealer holdback programs
j)	Dealer holdback programs

The Company provides dealer incentive programs whereby at the time of shipment, the Company invoices an amount to the dealer that is reimbursable upon ultimate sale and warranty registration of the product. The Company presents the amounts due to dealers in other current financial liabilities in the consolidated statement of financial position.

Provisions
k)	Provisions

Provisions represent liabilities for which the amount or timing of payment is uncertain. Provisions are recorded in the consolidated statement of financial position when the Company has a legal or constructive obligation as a result of a past event and it is probable that an outflow of resources will be required to settle the obligation. Additionally, provisions are recorded for contracts under which the unavoidable costs of meeting the obligations exceed the economic benefits expected to be received.

Provisions are measured at each period end at the best estimate of the expenditure required to settle the obligation. To account for the effect of the time value of money, provisions are measured at the present value of the outflows required to settle the obligation using a risk free rate adjusted to the specific risk of the obligation. They are re-measured at each consolidated statement of financial position date using interest rates prevailing at this date and an interest expense is recorded to reflect the passage of time.

The main provisions of the Company are described in more detail below:

Products related provisions

When the products are sold, the Company records a provision related to limited product warranties covering periods from 6 months to 5 years.

The Company records a provision for product liability claims or possible claims incurred but not reported at the end of each reporting period.

The Company provides for estimated sales promotions at time of revenue recognition. Examples of these costs include product rebates given to clients, volume discounts and retail financing programs. In the consolidated statement of net income, cash sales promotions are recorded as a reduction of revenues whereas non-cash sales promotions, such as delivery of free products or services to consumers, are included in cost of sales.

Restructuring provision

The Company provides for estimated direct restructuring costs to be incurred in a restructuring plan in the period the Company has a detailed formal plan describing the restructuring activity and has communicated the main features of the plan to those affected by it.

Leases
l)	Leases

The Company leases assets for production, distribution and administrative purposes. The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement and requires an assessment by the Company of whether the arrangement conveys a right to use the asset. Leases are classified as finance leases if the terms of the lease transfer substantially all the risks and rewards of ownership to the Company. Otherwise, leases are classified as operating leases.

Operating lease expense is recognized on a straight-line basis over the lease term.

Finance lease payments are recorded at the present value at the inception of the lease and apportioned at each disbursement date between financing costs and the lease liability using the implicit interest rate of the lease. They are presented in property, plant and equipment, intangible assets and long-term debt in the consolidated statement of financial position.

Employee benefits
m)	Employee benefits

Current benefits

The Company records an expense in the consolidated statement of net income for wages, salaries, bonuses, share based compensations and social security contributions of employees in the period the services are rendered. Current benefit associated with manufacturing employees is included in the cost of inventory produced as described above in paragraph d).

Future benefits

The Company sponsors several Canadian and foreign funded and unfunded defined benefit and defined contribution pension plans covering most of its employees. The Company also provides other post-retirement benefit plans to certain employees.

Defined benefit plans and other post-retirement benefit plans

Annual costs of defined benefit pension plans and other post-retirement benefit plans, which include current service costs, net interest costs and past service costs, is actuarially determined using the projected unit credit method based on management’s best estimate of discount rates, salary escalation, retirement ages of employees, life expectancy, inflation and health care costs.

Current service costs are recorded in the consolidated statement of net income when employees are rendering the services to the Company. For manufacturing employees, current service costs are included in the cost of inventory produced as described above in paragraph d).

Net interest costs are recorded in the consolidated statement of net income at each period following the passage of time.

Past service costs (gains) arising from the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment are recorded in the consolidated statement of net income when the plan amendment or the curtailment occurs. A curtailment arises from a transaction that significantly reduces the number of employees covered by a plan.

In the consolidated statement of net income, costs related to defined benefit pension plans and other post-retirement benefit plans are classified separately depending on their nature. Current service costs and past service costs (gains) are presented within operating income whereas the net interest expense on the employee future benefit liability is presented in financing costs.

The liability recognized in the consolidated statement of financial position is the present value of the plan obligations less the fair value of the plan assets at that date. Plan obligations are determined based on expected future benefit payments discounted using market interest rates prevailing as at January 31 and plan assets are stated at their fair value at that date. Actuarial gains and losses that arise in calculating the present value of plan obligations and the fair value of plan assets are recorded in other comprehensive income and accumulated directly in retained earnings.

Defined contribution plans

Defined contribution plan expenses are recorded in the consolidated statement of net income when employees are rendering the services to the Company. Expenses associated with manufacturing employees are included in the cost of inventory produced as described above in paragraph d). Defined contribution plans expenses are entirely presented within operating income.

Revenue recognition
n)	Revenue recognition

The Company’s revenues are derived primarily from the sale of products and related parts and accessories. Each sale is considered as a single performance obligation and revenues are recognized when products are shipped, which correspond to the point in time when the Customers have obtained control of the asset and the Company has satisfied its performance obligation. Revenues are measured at an amount equal to the consideration to which the Company expects to be entitled, which takes into account sales promotions and expected returns to occur after the shipment date. When, in addition to the regular warranty coverage, an extended warranty coverage is given with the purchase of the product, a portion of the revenue representing the value of the extended warranty is deferred. The value deferred is based on the stand-alone selling price of both the unit sold and the extended warranty given. The deferred revenue is then recognized over the extended warranty coverage period.

Government assistance
o)	Government assistance

Government assistance, including research and development tax credits, is recorded when the Company is complying with the assistance program requirements and the recovery is reasonably assured. Government assistance received but contingently repayable is recorded in the consolidated statement of net income as long as it is probable that the conditions for repayment will not be met. Government assistance granted to compensate expenses are presented in the consolidated statement of net income as a reduction of the expense they relate to, whereas assistance granted for the acquisition of property, plant and equipment is deducted from the cost of the related asset.

Stock-based compensation
p)	Stock-based compensation

The Company grants stock options to officers, employees and, in limited circumstances, to consultants of the Company that are settled by the issuance of common shares. The Company establishes compensation expense for those grants based on the fair value of each tranche of option at the grant date. The compensation expense is recognized in the consolidated statement of net income over the vesting period of each tranche based on the number of options that are ultimately expected to vest. The Company estimates stock option forfeitures at time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The corresponding amount is recorded in contributed surplus within equity.

Income taxes
q)	Income taxes

The Company’s income tax expense represents the sum of the taxes currently payable based on taxable income of the year and deferred taxes. Deferred income tax assets and liabilities are determined based on the differences between the carrying amounts and tax bases of assets and liabilities using enacted or substantively enacted tax rates and laws expected to be in effect when the differences reverse. Current and deferred income taxes are recognized in the consolidated statement of net income except to the extent it relates to items recognized in other comprehensive income or directly in equity, in which case the related tax is recognized in other comprehensive income or in equity.

Earnings per share
r)	Earnings per share

Basic earnings per share is calculated by dividing the net income attributable to equity holders of the Company by the weighted average number of common shares outstanding during the year.

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares from stock option plans. For the stock options, a calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual share price of the Company’s shares) based on the monetary value of the subscription rights attached to outstanding stock options.

Business combinations
s)	Business combinations

Business combinations are recorded by using the acquisition method. Under this method, the purchase consideration is allocated to identifiable assets acquired, liabilities assumed and contingent liabilities (“Net assets”) based on the fair value at the acquisition date, with the excess of the purchase consideration amount allocated to goodwill. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, which period shall not exceed twelve months from the acquisition date and are adjusted to reflect the transaction as of the acquisition date.

The results of the acquired businesses are included in the consolidated financial statements from the date of the acquisition. Acquisition costs are expensed as incurred.

Intangible assets and goodwill arising from business combinations are accounted for by applying the acquisition method of accounting to these transactions. In measuring the fair value of the assets acquired and the liabilities assumed and estimating their useful lives, the Company uses significant estimates and assumptions regarding cash flow projections, economic risk, and weighted average cost of capital. These estimates and assumptions determine the amount allocated to intangible assets and goodwill, as well as the amortization period for intangible assets with finite lives.

Segmented information
t)	Segmented information

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other components of the entity). The related operations can be clearly distinguished and the revenues and gross profit are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

Following the acquisition of Alumacraft (as defined thereafter) on June 28, 2018, the Company established a Marine Group. As a result, the Company has two operating and reportable segments: Powersports and Marine. The Powersports segment includes Year-Round Products, Seasonal Products and Powersports PAC and OEM Engines. The Marine segment includes outboard and jet boat engines, boats and related PAC and other services.

The comparative figures have been modified to reflect the new categories of revenues and the new segments following the acquisition of Alumacraft and Triton (as defined thereafter) and the creation of the Marine Group.